Accounting principles and scope of consolidation (Policies)	6 Months Ended
Jun. 30, 2019
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Basis of preparation and accounting principles

2.1 Basis of preparation and accounting principles

These unaudited three-month and six-month interim condensed consolidated financial statements (the “condensed consolidated financial statements”) are prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (the “IASB”).

IFRS 16 - Leases

On January 1, 2019, the Group adopted IFRS 16 Leases, which replaced IAS 17 Leases and Related Interpretations. The Group has adopted IFRS 16 retrospectively from January 1, 2019, but has not restated comparatives for the year ended December 31, 2018, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet on January 1, 2019. The new standard requires lessees to recognize a lease liability measured at the present value of the remaining lease payments and a right-of-use asset for virtually all lease contracts, removing the distinction between operating and finance leases.

The following table presents the reconciliation between the non-cancellable operating lease commitments reported as of December 31, 2018 and the lease liabilities recognized on January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 4.9%.

(in USD ’000)	Total
unaudited
Operating lease commitments disclosed as at December 31, 2018	3,074
Discounted using the Group’s incremental borrowing rate at the date of initial application	2,772
(Less): short-term and low-value leases recognized on a straight-line basis as expense	(37)
(Less): adjustments relating to changes in the index or rate affecting variable payments	(28)

Lease liability recognized as at January 1, 2019	2,707

Of which are:
Current lease liabilities	577
Non-current lease liabilities	2,130

Right-of use assets were measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognised in the balance sheet as at December 31, 2018. Right-of-use assets mainly relate to office buildings.

The adoption of IFRS 16 Leases did not have a material impact on the Group’s net loss after tax or on the Group’s loss per share.

Other accounting policies

Other accounting policies used in the preparation and presentation of these condensed consolidated financial statements are consistent with those used in the consolidated financial statements for the year ended December 31, 2018 (the “annual financial statements”), which should be read in conjunction with these condensed consolidated financial statements as they provide an update of previously reported information.

Going concern

The Company has incurred recurring losses since inception, including net losses of $60.4 million for the six-month period ended June 30, 2019. As of June 30, 2019, the Company had accumulated losses of $274.9 million, out of which $30.6 million were offset with share premium. The Company expects to continue to generate operating losses in the foreseeable future. Further to the execution of a loan agreement with Oxford Finance on August 7, 2019, as described in note 11, the Group believes it will be able to meet all of its obligations as they fall due for at least 12 months from the date these financial statements are issued, hence, the unaudited condensed consolidated financial statements have been prepared on a going concern basis. However, the future viability of the Company beyond that point is dependent on its ability to raise additional capital to finance its future operations. The Company will seek additional funding through public or private financings, debt financing or collaboration agreements.

Use of estimates and assumptions

2.2 Use of estimates and assumptions

The preparation of condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets, liabilities and disclosure of contingent liabilities at the date of the interim financial statements. If in the future such estimates and assumptions, which are based on management’s best judgment at the date of the condensed consolidated financial statements, deviate from the actual circumstances, the original estimates and assumptions will be modified as appropriate during the period in which the circumstances change.

Scope of consolidation

2.3 Scope of consolidation

There was no change to the scope of consolidation during the reporting period and the Company consolidates the financial operations of its two fully-owned subsidiaries, ObsEva Ireland Ltd, which is registered in Cork, Ireland and organized under the laws of Ireland, and ObsEva USA Inc., which is registered and organized under the laws of Delaware, USA. ObsEva Ireland Ltd had no operations and no results of operations to report as of June 30, 2019 and 2018.